Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Restricted Stock Units (RSU) CNY	Dec. 31, 2013 Restricted Stock Units (RSU) CNY
Accrued liabilities
RSU long-term payable				106,230	144,433
Other		200	450
Total other long-term payable	$ 17,153	106,430	144,883